Provisions - Disclosure of detailed information about movement in asset retirement provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Balance, beginning of year	$ 0	$ 0
Assumed in Acquisition	53,537	0
Change in estimate, post-acquisition	8,360	0
Accretion expense	2,246	0
Change in estimate	2,268	0
Reclamation undertaken during the year	(351)	0
Total asset retirement provisions, end of year	$ 66,060	$ 0